SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of selling, general and administrative expense

	Year ended December 31,
	2021	2020	2019

Services and fees (1)	60,216	53,220	79,283
Labor cost	250,697	192,854	215,418
Depreciation of property, plant and equipment	14,153	15,920	16,034
Amortization of intangible assets	39,372	73,224	118,339
Maintenance and expenses	6,977	4,275	4,894
Taxes	160,254	97,075	104,014
Office expenses	34,968	27,314	35,956
Freight and transportation	365,455	283,808	307,958
Increase (decrease) of allowance for doubtful accounts	350	336	(293)
Others	17,682	14,856	15,872

Selling, general and administrative expenses	950,124	762,882	897,475
(1) For the year ended December 31, 2021, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,241, including $3,157 for audit services, $78 for audit-related services and $6 for all other services.
For the year ended December 31, 2020, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,289, including $3,132 for audit services, $41 for audit-related services, $95 for tax services and $21 for all other services.
For the year ended December 31, 2019, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,804, including $3,485 for audit services, $54 for audit-related services, $190 for tax services and $75 for all other services.